Revenues and Other Operating Income and Expenses - Summary of Other Operating Income and Expenses - Additional Information (Detail) € in Millions	Dec. 31, 2017 EUR (€)
Disclosure - Revenues and Other Operating Income and Expenses - Summary of Other Operating Income and Expenses - Additional Information [Abstract]
Federal government tax Credit	€ 1.2